Intangible Assets	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets
The following table summarizes intangible assets, net (in thousands):

	June 30, 2022	December 31, 2021
Supplier agreements	$68,147	$68,147
Developed technology	10,344	10,344
Channel partner relationships	730	730
Customer relationships	380	380
Capitalized development costs	103	103
	79,704	79,704
Accumulated amortization:
Supplier agreements	(18,417)	(5,289)
Developed technology	(10,344)	(10,344)
Channel partner relationships	(659)	(598)
Customer relationships	(360)	(353)
Capitalized development costs	(103)	(103)
	(29,883)	(16,687)
Total finite-lived intangible assets, net	49,821	63,017
Carbon credits held for future use	2,077	—
Total intangible assets, net	$51,898	$63,017
Amortization expense of intangible assets was $7.0 million and $0.2 million during the three months ended June 30, 2022 and 2021, respectively. Amortization expense of intangible assets was $13.2 million and $0.3 million during the six months ended June 30, 2022 and 2021, respectively. Estimated amortization expense for intangible assets is expected to be approximately $13.9 million for the remainder of 2022 and $8.6 million, $8.6 million, $8.6 million, $8.6 million, and $0.8 million in fiscal 2023, 2024, 2025, 2026 and 2027, respectively.
Hertford Asset Acquisition
On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide an exclusive right to assume all of Hertford’s rights to a number of digital asset mining hardware agreements (the “Equipment Agreements”). The Company has assumed and executed the first Equipment Agreement directly with the manufacturer, for the purchase of up to 60,000 new digital asset mining machines, with deliveries that commenced in January 2022 and continue over the next nine months. In exchange for the assignment of the Equipment Agreements for which the Company has the right, but not the obligation, to complete, in 2021 the Company issued to Hertford common and preferred shares with an aggregate value of $53.8 million and is included in supplier agreements.